FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2025, and March 31, 2024, and indicates the fair value hierarchy of the valuation techniques the Company used to determine such fair value:

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2025

Cash and cash equivalents:	1,518,963	-	-	1,518,963
Total cash and cash equivalents	1,518,963	-	-	1,518,963

Investments:
Marketable securities	-	-	-	-
Total Investment	-	-	-	-

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2024

Cash and cash equivalents:	175,041	-	-	175,041
Total cash and cash equivalents	175,041	-	-	175,041

Investments:
Marketable securities	13,944	-	-	13,944
Total Investment	13,944	-	-	13,944